FEDERATED INSTITUTIONAL TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
 November 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         Federated Institutional Trust (the “Trust”)
Federated Government Ultrashort Duration Fund
Class A Shares
Institutional Shares
Institutional Service Shares
Federated Intermediate Government/Corporate Fund
Institutional Shares
Institutional Service Shares
1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 42 on October 27, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary